Lease	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Lease
8.	Lease
The Group leases facilities under
non-cancellable
operating leases. The terms of substantially all of these leases are three years or less. When determining the lease term, the Group includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. All of the Group’s leases qualify as operating leases. Variable lease cost and short-term leases (lease terms less than 12 months) are recognized as incurred.

(a)	The components of lease expenses were as follows:

	For the year ended December 31
	2020	2021	2022

		(in thousands)
Lease cost:
Amortization of right-of-use assets	329	801	946
Interest of lease liabilities	7	84	73
Expenses for short-term lease within 12 months	308	156	(153)

Total lease cost	644	1,041	866

(b)	Supplemental cash flow information related to leases was as follows:

	For the year ended December 31
	2020	2021	2022

	(in thousands)
Cash paid for amounts included in the measurement of lease
Operating cash flows from operating leases	336	885	1,008

(c)	Supplemental balance sheet information related to leases was as follows:

	As of December 31
	2020	2021	2022
Weighted-average remaining lease term
Operating leases	10.5 months	30.00 months	18.55 months
Weighted-average discount rate
Operating leases	4% per annum	4% per annum	4% per annum

(d)	Maturities of lease liabilities were as follows:

As of December 31
2022
(in thousands)
Year Ending December 31,
2023	1,007
2024	300

Total undiscounted lease payments	1,307
Less: imputed interest	(41)

Total lease liabilities	1,266